Financial Risk Management - Summary of Groups Retail and Credit Card Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 212,721,088	₩ 214,934,259
Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 214,894,318	₩ 216,731,398
Portionof Retail And Credit Card Loans	100.00%	100.00%
Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (2,173,230)	₩ (1,797,139)
Housing
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	94,462,942	93,624,055
Housing | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 94,625,388	₩ 93,695,479
Portionof Retail And Credit Card Loans	44.03%	43.23%
Housing | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (162,446)	₩ (71,424)
General
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	96,486,395	101,278,028
General | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 97,659,337	₩ 102,211,599
Portionof Retail And Credit Card Loans	45.45%	47.16%
General | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (1,172,942)	₩ (933,571)
Credit card
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	21,771,751	20,032,176
Credit card | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 22,609,593	₩ 20,824,320
Portionof Retail And Credit Card Loans	10.52%	9.61%
Credit card | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (837,842)	₩ (792,144)